Write-down of Vessels Write-Down of Vessels (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 vessel	Mar. 31, 2020 vessel
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 0	$ 45,000
Asset Impairment Charges	$ 0	$ 0	$ 0	45,000
Write-down and Sale of Vessels			Write-down of VesselsIn March 2020, the carrying values for six of the Partnership's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit and Sonoma Spirit), were written down to their estimated fair values at that time, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the economic impact of the COVID-19 global pandemic), as well as the Partnership receiving notification that the Partnership's then-existing commercial management agreement with a third-party commercial manager would be terminated and replaced by a new commercial management agreement in September 2020. The total impairment charge of $45.0 million was included in write-down of vessels for the six months ended June 30, 2020 in the Partnership's consolidated statements of income.
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel					7
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel						6
Asset Impairment Charges				45,000
Asset Impairment Charges				$ 45,000